Operating Segments (Tables)	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$206,362	$173,945	$—	$—	$380,307
Interest Revenue	39	7,503	—	—	7,542
Intersegment Revenue (2)	2,120	—	—	(2,120)	—
Total Revenue	$208,521	$181,448	$—	$(2,120)	$387,849
Adjusted EBITDA	$52,336	$79,209	$(23,730)	$—	$107,815

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended March 31, 2022:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$189,835	$177,691	$—	$—	$367,526
Interest Revenue	6	136	—	—	142
Intersegment Revenue (2)	2,504	—	—	(2,504)	—
Total Revenue	$192,345	$177,827	$—	$(2,504)	$367,668
Adjusted EBITDA	$48,538	$74,499	$(19,070)	$—	$103,967

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income / (loss) before taxes is as follows:

	For the three months ended March 31,
	2023	2022
Segments Adjusted EBITDA	$131,545	$123,037
Corporate costs	(23,730)	(19,070)
Depreciation and amortization	(63,547)	(63,423)
Share-based compensation	(7,216)	(13,970)
Restructuring and other costs	(1,990)	(12,591)
Impairment expense on goodwill and intangible assets	(82)	(1,205,731)
Other income, net	2,547	3,478
Interest expense, net	(37,456)	(25,956)
Income / (loss) before taxes	$71	$(1,214,226)

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Area

The information below summarizes long-lived assets, net by geographic area:

	March 31, 2023	December 31, 2022
United Kingdom	$11,703	$11,768
Canada	5,292	5,800
United States of America	13,506	10,774
Bulgaria	5,865	8,109
Austria	2,476	7,354
All other countries (1)	3,355	3,651
Total long-lived assets, net	$42,197	$47,456

(1)
No single country included in the “All other countries” category comprised more than 10% of total long-lived assets.